Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
April 30, 2023
EQU-K6-NPRT1-0623
1.9893874.103
Common Stocks - 95.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	68,874	1,217,004
Verizon Communications, Inc.	37,960	1,473,987
		2,690,991
Entertainment - 0.8%
Activision Blizzard, Inc.	16,059	1,247,945
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	17,533	1,881,992
Media - 2.0%
Comcast Corp. Class A	60,493	2,502,595
Interpublic Group of Companies, Inc.	17,356	620,130
		3,122,725
Wireless Telecommunication Services - 2.0%
Rogers Communications, Inc. Class B (non-vtg.)	10,952	541,113
T-Mobile U.S., Inc. (a)	17,789	2,559,837
		3,100,950
TOTAL COMMUNICATION SERVICES		12,044,603
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.2%
H&R Block, Inc.	10,491	355,750
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	7,887	2,332,580
Specialty Retail - 1.6%
Best Buy Co., Inc.	3,589	267,452
Burlington Stores, Inc. (a)	2,938	566,476
Dick's Sporting Goods, Inc.	632	91,646
Lowe's Companies, Inc.	316	65,674
TJX Companies, Inc.	19,468	1,534,468
		2,525,716
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,269	106,012
Tapestry, Inc.	2,322	94,761
		200,773
TOTAL CONSUMER DISCRETIONARY		5,414,819
CONSUMER STAPLES - 12.4%
Beverages - 2.7%
Diageo PLC	12,266	559,527
Keurig Dr. Pepper, Inc.	47,900	1,566,330
The Coca-Cola Co.	33,476	2,147,485
		4,273,342
Consumer Staples Distribution & Retail - 4.6%
Albertsons Companies, Inc.	17,550	366,795
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	9,024	450,384
BJ's Wholesale Club Holdings, Inc. (a)	7,613	581,405
Costco Wholesale Corp.	1,567	788,546
Dollar Tree, Inc. (a)	8,428	1,295,468
Target Corp.	3,546	559,382
Walmart, Inc.	21,421	3,233,928
		7,275,908
Food Products - 1.5%
Bunge Ltd.	4,690	438,984
Mondelez International, Inc.	20,079	1,540,461
Nestle SA (Reg. S)	2,559	328,293
		2,307,738
Household Products - 1.6%
Procter & Gamble Co.	15,659	2,448,754
Personal Care Products - 0.3%
Unilever PLC	7,189	400,299
Tobacco - 1.7%
Altria Group, Inc.	17,083	811,613
Philip Morris International, Inc.	18,042	1,803,659
		2,615,272
TOTAL CONSUMER STAPLES		19,321,313
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	18,577	1,132,020
ConocoPhillips Co.	17,669	1,817,963
Enterprise Products Partners LP	37,744	993,045
Exxon Mobil Corp.	46,942	5,555,111
Hess Corp.	8,379	1,215,458
Imperial Oil Ltd.	21,043	1,072,613
Phillips 66 Co.	7,621	754,479
Valero Energy Corp.	7,258	832,275
		13,372,964
FINANCIALS - 13.7%
Banks - 9.0%
Bank of America Corp.	112,204	3,285,333
Huntington Bancshares, Inc.	74,381	833,067
JPMorgan Chase & Co.	37,586	5,195,889
M&T Bank Corp.	7,764	976,711
PNC Financial Services Group, Inc.	13,162	1,714,351
Wells Fargo & Co.	53,042	2,108,420
		14,113,771
Consumer Finance - 0.7%
Capital One Financial Corp.	11,199	1,089,663
Financial Services - 0.3%
Visa, Inc. Class A	1,739	404,717
Insurance - 3.7%
American Financial Group, Inc.	7,144	876,783
Chubb Ltd.	8,669	1,747,324
Hartford Financial Services Group, Inc.	14,747	1,046,890
Marsh & McLennan Companies, Inc.	2,952	531,921
The Travelers Companies, Inc.	8,605	1,558,710
		5,761,628
TOTAL FINANCIALS		21,369,779
HEALTH CARE - 18.8%
Biotechnology - 3.0%
AbbVie, Inc.	5,858	885,261
Amgen, Inc.	8,310	1,992,239
Gilead Sciences, Inc.	22,430	1,843,970
		4,721,470
Health Care Equipment & Supplies - 0.4%
GE Healthcare Holding LLC	6,997	569,136
Health Care Providers & Services - 2.7%
Cigna Group	7,904	2,002,004
UnitedHealth Group, Inc.	4,681	2,303,473
		4,305,477
Life Sciences Tools & Services - 1.9%
Danaher Corp.	12,487	2,958,295
Pharmaceuticals - 10.8%
AstraZeneca PLC (United Kingdom)	13,355	1,965,362
Bristol-Myers Squibb Co.	27,912	1,863,684
Eli Lilly & Co.	6,956	2,753,602
Johnson & Johnson	20,571	3,367,473
Merck & Co., Inc.	19,487	2,250,164
Roche Holding AG (participation certificate)	6,495	2,033,846
Royalty Pharma PLC	20,905	734,811
Sanofi SA	18,262	1,968,064
		16,937,006
TOTAL HEALTH CARE		29,491,384
INDUSTRIALS - 9.1%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	2,824	569,488
Lockheed Martin Corp.	1,757	816,039
Northrop Grumman Corp.	2,767	1,276,334
The Boeing Co. (a)	10,858	2,245,217
		4,907,078
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	4,804	863,807
Building Products - 0.5%
Johnson Controls International PLC	13,190	789,290
Electrical Equipment - 0.8%
AMETEK, Inc.	8,496	1,171,853
Industrial Conglomerates - 2.0%
General Electric Co.	21,995	2,176,845
Hitachi Ltd.	7,634	422,272
Siemens AG	3,415	562,902
		3,162,019
Machinery - 1.4%
Crane Co.	5,382	387,881
Crane Nxt Co.	5,382	254,892
Fortive Corp.	10,062	634,812
ITT, Inc.	10,328	872,096
		2,149,681
Professional Services - 0.3%
KBR, Inc.	6,539	370,957
Paychex, Inc.	1,268	139,302
		510,259
Trading Companies & Distributors - 0.4%
Watsco, Inc.	1,823	631,451
TOTAL INDUSTRIALS		14,185,438
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.5%
Cisco Systems, Inc.	49,814	2,353,712
IT Services - 1.6%
Accenture PLC Class A	2,667	747,533
Amdocs Ltd.	18,451	1,683,654
		2,431,187
Semiconductors & Semiconductor Equipment - 1.9%
NXP Semiconductors NV	9,171	1,501,660
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,545	1,479,044
		2,980,704
Software - 2.8%
Gen Digital, Inc.	18,394	325,022
Microsoft Corp.	7,560	2,322,886
Roper Technologies, Inc.	3,799	1,727,709
		4,375,617
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	2,467	418,601
Samsung Electronics Co. Ltd.	30,417	1,497,234
Seagate Technology Holdings PLC	2,584	151,862
		2,067,697
TOTAL INFORMATION TECHNOLOGY		14,208,917
MATERIALS - 5.1%
Chemicals - 2.3%
Linde PLC	8,910	3,291,800
Nutrien Ltd.	4,846	336,182
		3,627,982
Containers & Packaging - 1.3%
Ball Corp.	13,280	706,230
Crown Holdings, Inc.	15,969	1,369,821
		2,076,051
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	13,492	415,745
Freeport-McMoRan, Inc.	50,189	1,902,665
		2,318,410
TOTAL MATERIALS		8,022,443
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	4,867	994,766
Lamar Advertising Co. Class A	10,212	1,079,204
Public Storage	3,131	923,113
		2,997,083
UTILITIES - 6.0%
Electric Utilities - 3.4%
Constellation Energy Corp.	5,643	436,768
Exelon Corp.	21,113	896,036
FirstEnergy Corp.	13,181	524,604
NextEra Energy, Inc.	28,320	2,170,162
PG&E Corp. (a)	27,282	466,795
Southern Co.	12,263	901,944
		5,396,309
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	21,366	509,793
Multi-Utilities - 2.3%
Ameren Corp.	9,085	808,292
CenterPoint Energy, Inc.	28,235	860,320
Dominion Energy, Inc.	17,613	1,006,407
WEC Energy Group, Inc.	8,807	846,969
		3,521,988
TOTAL UTILITIES		9,428,090
TOTAL COMMON STOCKS (Cost $128,796,303)		149,856,833

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (b) (Cost $6,472,098)	6,470,804	6,472,098

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $135,268,401)	156,328,931
NET OTHER ASSETS (LIABILITIES) - 0.1%	144,200
NET ASSETS - 100.0%	156,473,131

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	6,467,902	11,106,401	11,102,205	84,914	-	-	6,472,098	0.0%
Fidelity Securities Lending Cash Central Fund 4.88%	506,250	238,050	744,300	73	-	-	-	0.0%
Total	6,974,152	11,344,451	11,846,505	84,987	-	-	6,472,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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